Business Combinations (Details) - Frame Pharmaceuticals B.v.Amsterdam Netherlands € / shares in Units, € in Thousands		12 Months Ended
	Jun. 08, 2022 EUR (€)	Dec. 31, 2023 EUR (€) Option shares item Milestone € / shares	Jul. 01, 2022 shares
Business Combinations
Amount of fair value	€ 32,000
Net amount of discharging contractual obligations	1,560	€ 1,560
Number of payments in which the total consideration is to be paid | item		3
Contingent consideration, Number of payments considered | item		2
Issuance and transfer of shares to former Frame shareholders | shares		810,242
Value of shares issued to former Frame shareholders		€ 11,040
Closing Share Price | € / shares		€ 13.63
Issuance and transfer of shares as consideration for discharging the contractual obligations for the outstanding advisory agreements | shares		48,254
Value of shares issued as consideration for discharging the contractual obligations for the outstanding advisory agreements		€ 658
Cash payments		585
Consideration paid in cash for the settlement of the vested employee options		335
Additional cash consideration		€ 250
Contingent consideration, Percentage of total consideration		50.00%
Contingent consideration, Number of milestones | Milestone		2
Number of shares issued upon the achievement of the successful investigational new drug application filing | shares		194,644
Percentage of consideration transferred upon the achievement of the successful investigational new drug application filing		10.00%
Value of shares issued upon the achievement of the successful investigational new drug application filing		€ 1,831
Number of shares issued upon successful proof of mechanism in humans | shares		778,575
Percentage of consideration transferred upon successful proof of mechanism in humans		40.00%
Value of shares issued upon successful proof of mechanism in humans		€ 5,367
Contingent consideration, fair value		7,198
Total purchase price	€ 34,000	€ 19,481
Aggregate consideration in shares | shares		858,496	858,496
Value of aggregate consideration in shares		€ 11,697
Value of shares issued to former Frame shareholders		€ 11,697
Contingent Consideration, Maximum shares issuable | shares		973,236
RSUs issued to certain former employees | Option		89,655
Total fair value of the RSU grant		€ 1,218
Number of tranches for vesting of RSUs granted | item		3
Transactions costs		€ 500
Provisional fair value		6,216
Signing share price representing 10%		32,000
Signing share price representing 40%		32,000
net deferred tax liability		€ 20